AMOUNT DUE TO DIRECTOR (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Mar. 02, 2020	Jan. 21, 2020	Dec. 31, 2019
AMOUNT DUE TO DIRECTOR (Tables)
Related parties payable	$ 276,500	$ 276,500			$ 254,515
Related party loan	140,000	140,000	$ 710,000	$ 650,000	1,500,000
Director fee payable	252,001	0
Amount due to related parties	$ 668,501	$ 416,500			$ 1,754,515